Related Party Transactions and Balances - Additional Information (Details)		12 Months Ended
	May 16, 2022	Dec. 31, 2021
Bellagio Cafe Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Subsequent Event
Related Party Transaction [Line Items]
Percentage of equity interests disposed	83.90%
Yibon
Related Party Transaction [Line Items]
Interest rate percentage		6.00%
Green Tree Inn, Aotao, Beifu HK | Related Party Loans
Related Party Transaction [Line Items]
Long term, maturity period		1 year
GTI | Da Niang Dumpling Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Subsequent Event
Related Party Transaction [Line Items]
Percentage of equity interests disposed	100.00%
Hanyuan
Related Party Transaction [Line Items]
Percentage of equity interests disposed		5.00%